Deferred tax - Summary of Unrecognized Deferred Tax Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, gross	£ 213,974	£ 184,696
Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, gross	198,422	167,828
Share Based Payments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, gross	7,679	8,995
Capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total unrecognized deferred tax assets, gross	£ 7,873	£ 7,873